HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE

333-114401        HV-4824 - Group Variable Funding Agreements - The HART Program

333-114404        HV-4900 - Group Variable Funding Agreements - The HART Program

Supplement dated October 15, 2015 to your Prospectus

FUND NAME CORRECTIONS

The names of the following funds are hereby corrected to read as follows:

Current Name	Correct Name
Hartford Balanced Fund - Class A	The Hartford Balanced Fund - Class A
Hartford Capital Appreciation Fund - Class A	The Hartford Capital Appreciation Fund - Class A
Hartford Dividend and Growth Fund - Class A	The Hartford Dividend and Growth Fund - Class A
Hartford Growth Opportunities Fund - Class A	The Hartford Growth Opportunities Fund - Class A
Hartford Healthcare Fund - Class A	The Hartford Healthcare Fund - Class A
Hartford International Opportunities Fund - Class A	The Hartford International Opportunities Fund - Class A
Hartford SmallCap Growth Fund - Class A	The Hartford SmallCap Growth Fund - Class A
Hartford Small Company Fund - Class A	The Hartford Small Company Fund - Class A

As a result of the changes, all references to the Current Names in your Prospectus are deleted and replaced with the Correct Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.